Accrued Expenses	12 Months Ended
Dec. 31, 2013
ACCRUED EXPENSES [Abstract]
Accrued Expenses
NOTE 9 - ACCRUED EXPENSES
Accrued expenses as of December 31, 2013 and 2012 consist of the following:

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	December 31, 2013	December 31, 2012
Accrued voyage expenses	$ 1,979	$ 2,410
Accrued loan interest	579	780
Accrued legal and professional fees	1,318	409
Total accrued expenses	$ 3,876	$ 3,599

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